Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases Disclosure [Abstract]
Schedule of components of lease expenses recorded in the statements of comprehensive loss
	Year ended December 31,
	2021	2020	2019

Operating lease expenses	405	375	388
Short-term lease expenses	--	27	16
	405	402	404

Schedule of future lease payments under operating leases
2022	367
2023	369
2024	353
2025	359
2026	247
Total future lease payments	1,695
Less imputed interest	(173)
Total lease liability balance	1,522

Schedule of weighted average lease term and weighted average discount rate
Operating leases weighted average remaining lease term (in years)	4.67
Operating leases weighted average discount rate	5%